Consolidated Statements of Comprehensive (Loss) Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement Of Comprehensive Income [Abstract]
Net of income tax recovery expense under debt instrument	$ 53,000,000
Net of income tax recovery under available for sale investment		160,380
Net of income tax - Cash flow hedges